SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Narrative (Details) $ in Millions, ₨ in Billions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PKR (₨)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PKR (₨)
Investments in subsidiaries
Customer associated costs	$ 347		$ 413	$ 359
Reversal of tax expense other than income tax expense				$ 52	₨ 8.6
Pakistan Mobile Communications Limited
Investments in subsidiaries
Customer associated costs	$ 63	₨ 13.8